UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/14 is included with this Form.

Value Line Larger Companies Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.9%)
	CONSUMER DISCRETIONARY (17.6%)
5,000	AutoZone, Inc. *	$2,685,500
60,000	Comcast Corp. Class A	2,925,600
42,000	DIRECTV *	3,209,640
34,000	Las Vegas Sands Corp.	2,746,520
24,000	McDonald’s Corp.	2,352,720
40,000	NIKE, Inc. Class B	2,954,400
2,600	Priceline.com, Inc. *	3,098,914
15,000	Ralph Lauren Corp.	2,413,950
39,000	Starbucks Corp.	2,861,820
33,000	Target Corp.	1,996,830
41,000	TJX Companies, Inc. (The)	2,486,650
30,000	Viacom, Inc. Class B	2,549,700
36,000	Walt Disney Co. (The)	2,882,520
28,000	Yum! Brands, Inc.	2,110,920
		37,275,684
	CONSUMER STAPLES (5.6%)
49,000	Coca-Cola Co. (The)	1,894,340
24,000	Costco Wholesale Corp.	2,680,320
31,000	CVS Caremark Corp.	2,320,660
44,000	General Mills, Inc.	2,280,080
31,000	PepsiCo, Inc.	2,588,500
		11,763,900
	ENERGY (8.1%)
37,000	Cameron International Corp. *	2,285,490
16,000	Chevron Corp.	1,902,560
39,000	Enterprise Products Partners L.P.	2,705,040
15,000	EOG Resources, Inc.	2,942,550
26,000	Exxon Mobil Corp.	2,539,680
28,000	Schlumberger Ltd.	2,730,000
47,000	TransCanada Corp. (1)	2,139,440
		17,244,760
	FINANCIALS (8.2%)
19,000	American Tower Corp. REIT	1,555,530
8,000	BlackRock, Inc.	2,515,840
37,000	Capital One Financial Corp.	2,854,920
40,000	Franklin Resources, Inc.	2,167,200
48,000	JPMorgan Chase & Co.	2,914,080
21,700	M&T Bank Corp. (1)	2,632,210
65,000	U.S. Bancorp	2,785,900
		17,425,680
	HEALTH CARE (16.1%)
20,000	Actavis PLC *	4,117,000
20,000	Allergan, Inc.	2,482,000
23,000	Amgen, Inc.	2,836,820
10,000	Biogen Idec, Inc. *	3,058,700
45,000	Bristol-Myers Squibb Co.	2,337,750
36,000	Express Scripts Holding Co. *	2,703,240
36,000	Gilead Sciences, Inc. *	2,550,960
16,000	McKesson Corp.	2,825,120
27,000	Novartis AG ADR	2,295,540
75,000	Novo Nordisk A/S ADR	3,423,750
19,000	Thermo Fisher Scientific, Inc.	2,284,560
38,000	UnitedHealth Group, Inc.	3,115,620
		34,031,060

Shares		Value

	INDUSTRIALS (10.1%)
47,000	ADT Corp. (The)	$1,407,650
19,000	Boeing Co. (The)	2,384,310
38,000	Canadian National Railway Co. (1)	2,136,360
34,000	Danaher Corp.	2,550,000
29,085	Expeditors International of
	Washington, Inc.	1,152,638
18,000	FedEx Corp.	2,386,080
10,000	Precision Castparts Corp.	2,527,600
40,000	Tyco International Ltd.	1,696,000
14,000	Union Pacific Corp.	2,627,240
22,000	United Technologies Corp.	2,570,480
		21,438,358
	INFORMATION TECHNOLOGY (23.0%)
34,000	Accenture PLC Class A	2,710,480
6,500	Apple, Inc.	3,488,810
49,700	ARM Holdings PLC ADR	2,533,209
50,000	Cognizant Technology Solutions
	Corp. Class A *	2,530,500
52,000	eBay, Inc. *	2,872,480
95,000	EMC Corp.	2,603,950
3,700	Google, Inc. Class A *	4,123,687
91,000	Intel Corp.	2,348,710
12,000	International Business Machines
	Corp.	2,309,880
33,900	Intuit, Inc.	2,635,047
36,071	Motorola Solutions, Inc.	2,319,005
54,000	Oracle Corp.	2,209,140
36,000	QUALCOMM, Inc.	2,838,960
49,000	Salesforce.com, Inc. *	2,797,410
29,900	SAP AG ADR (1)	2,431,169
55,000	Texas Instruments, Inc.	2,593,250
13,000	Visa, Inc. Class A	2,806,180
24,000	VMware, Inc. Class A *	2,592,480
		48,744,347
	MATERIALS (6.4%)
18,000	Air Products & Chemicals, Inc.	2,142,720
32,000	BHP Billiton Ltd. ADR (1)	2,168,640
33,000	E.I. du Pont de Nemours & Co.	2,214,300
25,000	Ecolab, Inc.	2,699,750
19,000	Monsanto Co.	2,161,630
16,000	Praxair, Inc.	2,095,520
		13,482,560
	TELECOMMUNICATION SERVICES (1.9%)
92,000	America Movil S.A.B. de C.V.
	Series L, ADR	1,828,960
50,000	BCE, Inc.	2,157,000
		3,985,960
	UTILITIES (0.9%)
28,333	Duke Energy Corp.	2,017,876
	TOTAL COMMON STOCKS
	(Cost $119,699,090) (97.9%)	207,410,185

1

March 31, 2014

Principal Amount		Value
SHORT-TERM INVESTMENTS (4.7%)
	JOINT REPURCHASE AGREEMENTS
	(INVESTMENTS OF CASH COLLATERAL FOR
	SECURITIES ON LOAN) (4.7%)
$1,932,738	Joint Repurchase Agreement with
	Morgan Stanley, 0.06%, dated
	03/31/14, due 04/01/14, delivery
	value $1,932,741 (collateralized
	by $1,971,403 U.S. Treasury
	Notes 0.250% - 1.500% due
	07/15/15 - 06/30/16, with a value
	of $1,965,407)	$1,932,738
4,896,268	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 03/31/14,
	due 04/01/14, delivery value
	$4,896,276 (collateralized by
	$4,994,206 U.S. Treasury
	Inflation Indexed Bonds 3.875%
	due 04/15/29 and U.S. Treasury
	Inflation Indexed Notes 0.375% -
	0.625% due 07/15/23 - 01/15/24,
	with a value of $4,940,187)	4,896,268
3,092,380	Joint Repurchase Agreement with
	Citigroup, 0.05%, dated
	03/31/14, due 04/01/14, delivery
	value $3,092,384 (collateralized
	by $3,154,235 U.S. Treasury
	Inflation Indexed Notes 0.125% -
	0.375% due 04/15/17 - 07/15/23
	and U.S. Treasury Notes 0.625%
	- 2.000% due 09/30/17 -
	09/30/20, with a value of $3,153,595)	3,092,380
		9,921,386
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $9,921,386) (4.7%)	9,921,386
	TOTAL INVESTMENT
	SECURITIES (102.6%)
	(Cost $129,620,476)	$217,331,571
EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (-2.6%)		(5,604,113)
NET ASSETS (2) (100%)		$211,727,458
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($211,727,458 ÷ 8,137,441 shares outstanding)		$26.02

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2014, the market value of the securities on loan was $10,727,860.
(2)
For federal income tax purposes, the aggregate cost was $129,620,476, aggregate gross unrealized appreciation was $88,573,090, aggregate gross unrealized depreciation was $861,995 and the net unrealized appreciation was $87,711,095.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$207,410,185	$-	$-	$207,410,185
Short-Term Investments	-	9,921,386	-	9,921,386
Total Investments in Securities	$207,410,185	$9,921,386	$-	$217,331,571

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2014